THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.3%

	Shares	Value

Communication Services — 2.8%
Interpublic Group	661,731	$23,458,364

Consumer Discretionary — 16.3%
Genuine Parts	273,275	34,438,115
Hasbro	336,892	27,598,192
Home Depot	79,860	23,904,494
MDC Holdings	615,439	23,288,212
Target	129,767	27,539,153

		136,768,166

Consumer Staples — 8.0%
Keurig Dr Pepper	888,920	33,690,068
Procter & Gamble	220,818	33,740,990

		67,431,058

Energy — 9.5%
ConocoPhillips	397,089	39,708,900
Enterprise Products Partners (A)	1,543,955	39,849,479

		79,558,379

Financials — 16.0%
Ares Management, Cl A	412,145	33,478,538
CME Group, Cl A	131,530	31,285,726
KeyCorp	1,415,541	31,679,808
Old Republic International	1,468,028	37,977,884

		134,421,956

Health Care — 12.7%
AbbVie	264,695	42,909,706
Johnson & Johnson	198,798	35,232,970
Sanofi ADR	557,233	28,608,342

		106,751,018

Industrials — 6.6%
Cummins	145,831	29,911,397
Snap-on	122,232	25,116,231

		55,027,628

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — 11.5%
Broadcom	64,995	$40,926,052
Cisco Systems	432,012	24,088,989
Paychex	228,181	31,139,861

		96,154,902

Materials — 3.0%
Steel Dynamics	297,141	24,790,474

Real Estate — 7.5%
Lamar Advertising, Cl A ‡	268,035	31,140,306
STORE Capital ‡	1,090,107	31,863,828

		63,004,134

Utilities — 4.4%
Public Service Enterprise Group	520,540	36,437,800

TOTAL COMMON STOCK (Cost $573,315,474)		823,803,879

CASH EQUIVALENT(B) — 1.0%

FIRST AMERICAN GOVERNMENT OBLIGATIONS
FUND - CL X, 0.010%
(Cost $8,419,585)	8,419,585	8,419,585

TOTAL INVESTMENTS— 99.3% (Cost $581,735,059)		$832,223,464

Percentages are based on Net Assets of $837,675,972.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At March 31, 2022, these securities amounted to $39,849,479 or 4.8% of net assets.
(B)	The reporting rate is the 7-day effective yield as of December 31, 2022.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2022, there were no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND MARCH 31, 2022 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HCM-QH-001-

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